Expense Example, No Redemption - Class A B C Shares - Alger International Focus Fund - ABC	Class B 1 Year	Class B 3 Years	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	208	643	1,103	2,197	216	667	1,144	2,462